INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Such Investment (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Subsidiaries [Roll Forward]
Investments in associates			$ 5,342,615
Purchases and Contributions			953,786
Share profit	$ (1,050,906)	$ (1,129,739)	(3,591,610)	$ (3,072,099)
Investments in associates	2,704,791		2,704,791
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Disclosure Of Subsidiaries [Roll Forward]
Investments in associates			5,342,615
Purchases and Contributions			953,786
Share profit			(3,591,610)
Investments in associates	$ 2,704,791		$ 2,704,791